UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.5%

Security	Principal Amount (000’s omitted)	Value
Education — 13.1%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$11,268,900
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	770	827,334
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	648,676
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,108,645
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,539,532
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	285	323,028
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	793,644
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	6,901,220
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	2,034,908
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,368,135
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	929,760
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,682,981
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,807,203
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,936,984

		$36,170,950

Electric Utilities — 1.4%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,144,640
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,650	1,820,791

		$3,965,431

Escrowed/Prerefunded — 3.0%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/18, 5.00%, 1/1/27	$1,910	$2,067,461
San Francisco Bay Area Rapid Transit District, (Election of 2004), Prerefunded to 8/1/17, 5.00%, 8/1/35	5,000	5,327,800
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	725	797,565

		$8,192,826

General Obligations — 36.0%
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	$6,900	$7,491,537
California, 5.50%, 11/1/35	4,600	5,497,368
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38	20	23,269
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	11,343,637
Foothill-De Anza Community College District, 5.00%, 8/1/36(1)	10,000	11,620,100
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	8,010,241
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,691,100
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,437,854
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,602,343
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,971,669
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,798,960
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,738,550
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,709,075
Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	9,763,440

		$99,699,143

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,750	$2,040,937
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	635,915
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,505	4,994,874
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	2,031,276
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,882,214
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	5,195,142
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,412,123
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,933,450
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,227,679
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	4,022,996
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,272,958

		$35,649,564

Insured-Education — 3.2%
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,250	$8,960,490

		$8,960,490

Insured-Electric Utilities — 12.7%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$20,808,599
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,402,041
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,179,980
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	3,675,725
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,097,650
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,958,040

		$35,122,035

Insured-Escrowed/Prerefunded — 9.0%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$4,175	$4,473,304
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/34	23,150	8,722,688
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	345	365,959
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	5,705	6,090,202
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), Prerefunded to 9/1/17, 5.00%, 9/1/38	4,750	5,084,067

		$24,736,220

Insured-General Obligations — 15.3%
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$3,680,150
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	5,024,475
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,473,747
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	1,994,491
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,188,650
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,080,399
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,285,046
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,694,143
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,126,942
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,733,554

		$42,281,597

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 5.8%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	$10,000	$10,462,900
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,525,095
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,084,660

		$16,072,655

Insured-Lease Revenue/Certificates of Participation — 3.9%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$10,000	$10,861,200

		$10,861,200

Insured-Special Tax Revenue — 5.9%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$607,489
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	7,354,030
Pomona Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,948,079
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	2,254,051

		$16,163,649

Insured-Transportation — 1.5%
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	$1,885	$1,954,255
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,116,888

		$4,071,143

Insured-Water and Sewer — 2.5%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$1,595	$1,753,655
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	250	265,597
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,876,555
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,075	2,088,176

		$6,983,983

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$2,565	$2,961,293

		$2,961,293

Special Tax Revenue — 10.3%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$717,006
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	712,075
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(1)	6,285	7,556,705
San Bernardino County Transportation Authority, 5.25%, 3/1/40	5	5,929
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	12,301,949
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	7,261,063

		$28,554,727

Transportation — 11.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$7,380,035
Long Beach Harbor Revenue, 5.00%, 5/15/27	1,960	2,271,699
Long Beach Harbor Revenue, 5.00%, 5/15/42	1,080	1,266,862
Long Beach Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,797,650
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,507,925
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,449,471
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,946,402

		$32,620,044

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 14.1%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,608,883
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,744,800
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,685,000
Orange County, Sanitation District Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,903,300

		$38,941,983

Total Tax-Exempt Investments — 163.5% (identified cost $417,061,815)		$452,008,933

Other Assets, Less Liabilities — (63.5)%		$(175,475,197)

Net Assets — 100.0%		$276,533,736

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 36.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 17.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures

U.S. 10-Year Treasury Note	100	Short	Mar-16	$(12,627,156)	$(12,590,625)	$36,531
U.S. Long Treasury Bond	79	Short	Mar-16	(12,132,523)	(12,146,250)	(13,727)

						$22,804

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $36,531 and $13,727, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$227,712,700

Gross unrealized appreciation	$36,152,186
Gross unrealized depreciation	(1,190,953)

Net unrealized appreciation	$34,961,233

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$452,008,933	$—	$452,008,933
Total Investments	$—	$452,008,933	$—	$452,008,933
Futures Contracts	$36,531	$—	$—	$36,531
Total	$36,531	$452,008,933	$—	$452,045,464

Liability Description
Futures Contracts	$(13,727)	$—	$—	$(13,727)
Total	$(13,727)	$—	$—	$(13,727)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016